EMPLOYEE-RELATED BENEFITS	12 Months Ended
Dec. 31, 2017
EMPLOYEE-RELATED BENEFITS
EMPLOYEE-RELATED BENEFITS

NOTE 15    EMPLOYEE-RELATED BENEFITS

	At December 31,
	2017	2016
Current:
Accrued payroll and withholding taxes	$264	$256
Peruvian workers’ participation and other bonuses	22	13
Employee pension benefits	7	12
Other post-retirement plans	5	4
Accrued severance	1	2
Other employee-related payables	10	11
	$309	$298
Non-current:
Employee pension benefits	$129	$180
Accrued severance	162	140
Other post-retirement benefit plans	81	80
Other employee-related payables	14	11
	$386	$411

Pension and Other Benefit Plans

The Company provides defined benefit pension plans to eligible employees. Benefits are generally based on years of service and the employee’s average annual compensation. Various international pension plans are based on local laws and requirements. Pension costs are determined annually by independent actuaries and pension contributions to the qualified plans are made based on funding standards established under the Employee Retirement Income Security Act of 1974, as amended.

The following tables provide a reconciliation of changes in the plans’ benefit obligations and assets’ fair values for 2017 and 2016:

	Pension Benefits		Other Benefits
	2017	2016	2017	2016
Change in benefit obligation:
Benefit obligation at beginning of year	$1,025	$948	$84	$92
Service cost	29	28	1	2
Interest cost	44	45	4	4
Actuarial loss (gain)	73	60	2	(11)
Amendments	—	2	(2)	—
Settlement payments	(10)	(11)	—	—
Benefits paid	(40)	(47)	(3)	(3)
Projected benefit obligation at end of year	$1,121	$1,025	N/A	N/A
Accumulated benefit obligation	$1,098	$1,010	$86	$84
Change in fair value of assets:
Fair value of assets at beginning of year	$833	$760	$—	$—
Actual return on plan assets	130	59	—	—
Employer contributions	72	72	3	3
Settlement payments	(10)	(11)	—	—
Benefits paid	(40)	(47)	(3)	(3)
Fair value of assets at end of year	$985	$833	$—	$—
Unfunded status, net	$136	$192	$86	$84

The Company’s qualified pension plans are funded with cash contributions in compliance with Internal Revenue Service rules and regulations. The Company’s non-qualified and other benefit plans are currently not funded, but exist as general corporate obligations. The information contained in the above tables presents the combined funded status of qualified and non-qualified plans. The Company reviews its retirement benefit programs on a regular basis and will consider market conditions and the funded status of its qualified pension plans in determining whether additional contributions are appropriate in calendar year 2018.

The following table provides the net pension and other benefits amounts recognized in the Consolidated Balance Sheets at December 31:

	Pension Benefits		Other Benefits
	2017	2016	2017	2016
Accrued employee benefit liability	$136	$192	$86	$84
Accumulated other comprehensive income (loss):
Net actuarial gain (loss)	(409)	(446)	14	18
Prior service credit	46	54	29	32
	(363)	(392)	43	50
Less: Income taxes	127	138	(15)	(18)
	$(236)	$(254)	$28	$32

The following table provides components of the net periodic pension and other benefits costs for the years ended December 31:

	Pension Benefit Costs			Other Benefit Costs
	2017	2016	2015	2017	2016	2015
Service cost	$29	$28	$30	$1	$2	$3
Interest cost	44	45	41	4	4	5
Expected return on plan assets	(63)	(58)	(58)	—	—	—
Amortization, net	30	25	27	(7)	(6)	(3)
Net periodic benefit cost	$40	$40	$40	$(2)	$—	$5
Settlements	5	6	3	—	—	—
Total benefit cost	$45	$46	$43	$(2)	$—	$5

The following table provides the components recognized in Other comprehensive income (loss) for the years ended December 31:

	Pension Benefits			Other Benefits
	2017	2016	2015	2017	2016	2015
Net loss (gain)	$5	$61	$24	$—	$(11)	$(62)
Amortization, net	(30)	(25)	(27)	7	6	3
Settlements	(5)	(6)	(3)	—	—	—
Total recognized in other comprehensive income (loss)	$(30)	$30	$(6)	$7	$(5)	$(59)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$15	$76	$37	$5	$(5)	$(54)

Actuarial losses in excess of 10 percent of the greater of the projected benefit obligation or market-related value of plan assets are amortized over the expected average remaining future service period of the current active participants. The expected recognition of amounts in Accumulated other comprehensive income (loss) is $40 and $(8) for net actuarial loss and prior service credit for pension benefits in 2018, respectively, and $(1) and $(6) for net actuarial gain and prior service credit for other benefits in 2018, respectively.

The significant assumptions used in measuring the Company’s benefit obligation were mortality assumptions and discount rate.

The mortality assumptions used to measure the pension and other post retirement obligation incorporate future mortality improvements from tables published by the Society of Actuaries. During 2014, the Society of Actuaries released new RP-2014 mortality tables with MP-2014 generational projection scales, which are believed to better reflect mortality improvements and are to be used in calculating defined benefit pension obligations and other benefits obligations. These mortality scales have been updated by the Society of Actuaries every year since 2014. The Company has utilized the respective years’ updated generational projection scales to measure the pension and other post retirement obligations as of December 31, 2017 and 2016.

Yield curves matching the Company’s benefit obligations were derived using a model based on high quality corporate bond data from Bloomberg. The model develops a discount rate by selecting a portfolio of high quality corporate bonds whose projected cash flows match the projected benefit payments of the plan. The resulting curves were used to identify a weighted average discount rate for the Company of 3.77% and 4.36% at December 31, 2017 and 2016, respectively, based on the timing of future benefit payments.

The significant assumptions used in measuring the Company’s net periodic benefit cost were discount rate and expected return on plan assets:

	Pension Benefits			Other Benefits
	Years Ended December 31,			Years Ended December 31,
	2017	2016	2015	2017	2016	2015
Weighted average assumptions used in measuring the net periodic benefit cost:
Discount rate	4.36%	4.80%	4.32%	4.36%	4.80%	4.32%
Expected return on plan assets	7.25%	7.25%	7.75%	N/A	N/A	N/A

The expected long-term return on plan assets used for each period in the three years ended December 31, 2017 was determined based on an analysis of the asset returns over multiple time horizons for the Company’s actual plan and for other comparable U.S. corporations. At December 31, 2017, Newmont has estimated the expected long-term return on plan assets to be 7.25% in calculating its benefit obligation, which will be used in determining future net periodic benefit cost. Determination of the long-term return on plan assets is a result of considering the most recent capital market forecasts and the plans’ current allocation as well as the actual return on plan assets as compared to the expected return on assets over the last 5 years. The average actual return on plan assets during the 29 years ended December 31, 2017 approximated 8.49%.

Newmont has two pension calculations for salaried U.S. employees. The first is a “Final Average Pay” pension calculation which pays a monthly amount to employees in retirement based in part on their highest five year eligible earnings and years of credited service. The second is the “Stable Value” calculation which provides a lump sum payment to employees upon retirement. The amount of the lump sum is the total of annual accruals based on the employee’s eligible earnings and years of service during that year. The benefits accrued under the Final Average Pay formula were frozen on June 30, 2014 for those eligible employees. Beginning July 1, 2014, all future accruals are based on the terms and features of the Stable Value calculation.

The pension plans employ an independent investment firm which invests the assets of the plans in certain approved funds that correspond to specific asset classes with associated target allocations. The goal of the pension fund investment program is to achieve prudent actuarial funding ratios while maintaining acceptable risk levels. The investment performance of the plans and that of the individual investment firms is measured against recognized market indices. The performance of the pension funds are monitored by an investment committee comprised of members of the Company’s management, which is advised by an independent investment consultant. With the exception of global capital market economic risks, the Company has identified no significant portfolio risks associated to asset classes. The following is a summary of the target asset allocations for 2017 and the actual asset allocation at December 31, 2017.

		Actual at
		December 31,
Asset Allocation	Target	2017
U.S. equity investments	11%	11%
International equity investments	12%	12%
World equity fund (U.S. and International equity investments)	20%	20%
Fixed income investments	49%	49%
Other	8%	8%

The following table sets forth the Company’s pension plan assets measured at fair value at December 31, 2017 and 2016:

	Fair Value at December 31,
	2017	2016
Plan Assets:
Cash and cash equivalents	$3	$2
Commingled funds	982	831
	$985	$833

Cash and cash equivalent instruments are valued based on quoted market prices in active markets, which are primarily money market securities and U.S. Treasury securities.

The pension plans’ commingled fund investments are managed by several fund managers and are valued at the net asset value per share for each fund. Although the majority of the underlying assets in the funds consist of actively traded equity securities and bonds, the unit of account is considered to be at the fund level. These funds require less than a month’s notice for redemptions and can be redeemed at the net asset value per share.

The assumed health care trend rate used to measure the expected cost of benefits is 6.20% in 2018 and decreases gradually each year to 5.00% in 2022, which is used thereafter. A one percent change in the assumed health care cost trend rates would have the following effects:

	One-percentage-point	One-percentage-point
	Increase	Decrease
Effect on total of service and interest cost components of net periodic post-retirement health care benefit cost	$—	$—
Effect on the health care component of the accumulated post-retirement benefit obligation	$2	$(2)

Cash Flows

Benefit payments expected to be paid to pension plan participants are as follows: $55 in 2018,  $57 in 2019,  $61 in 2020,  $65 in 2021,  $69 in 2022, and $375 in total over the five years from 2023 through 2026. Benefit payments made to other benefit plan participants are expected to be as follows: $4 in 2018,  $5 in 2019,  $5 in 2020,  $5 in 2021,  $5 in 2022, and $27 in total over the five years from 2023 through 2026.

Savings Plans

The Company has two qualified defined contribution savings plans in the U.S.; one that covers salaried and non-union hourly employees and one that covers substantially all hourly union employees. In addition, the Company has one non-qualified supplemental savings plan for salaried employees whose benefits under the qualified plan are limited by federal regulations. When an employee meets eligibility requirements, the Company matches 100% of employee contributions of up to 6% of eligible earnings for the salaried and hourly union plans. Hourly non-union employees receive an additional retirement contribution to the participant’s retirement contribution account equal to an amount which is paid and determined by the Company. Matching contributions are made in cash.